Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000261806
Shareholder Report [Line Items]
Fund Name	DF Tactical 30 ETF
Trading Symbol	DFTT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DF Tactical 30 ETF for the period of November 11, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.donoghueforlinesetfs.com/etfs/tactical-30-etf/. You can also request this information by contacting us at 1-800-642-4276.
Additional Information Phone Number	1-800-642-4276
Additional Information Website	https://www.donoghueforlinesetfs.com/etfs/tactical-30-etf/
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)Footnote Reference*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DF Tactical 30 ETF	$9	0.69%Footnote Reference**
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from date of commencement of operations through December 31, 2025. Expenses would be higher if the Fund had been in operations for the six month period.
Footnote**	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.69% [1]
AssetsNet	$ 13,281,263
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 9,182
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$13,281,263 Number of Portfolio Holdings31 Advisory Fee $9,182 Portfolio Turnover48%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.7%
Common Stocks	98.3%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.5%
Collateral for Securities Loaned	1.7%
Real Estate	2.0%
Consumer Discretionary	4.7%
Financials	8.9%
Industrials	11.2%
Communications	11.3%
Health Care	12.0%
Technology	49.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	11.8%
Apple, Inc.	10.8%
Alphabet, Inc. - Class A	9.2%
Broadcom, Inc.	5.1%
Tesla, Inc.	4.7%
Eli Lilly & Company	4.2%
Johnson & Johnson	2.9%
AbbVie, Inc.	2.7%
General Electric Company	2.6%
Micron Technology, Inc.	2.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.

[1]	Annualized